UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22029

Dow 30SM Enhanced Premium & Income Fund Inc.
(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Dow 30sm Enhanced Premium & Income Fund Inc. (DPO)
March 31, 2013

Shares	Description (1)			Value
	Common Stocks – 96.4%
	Aerospace & Defense – 9.2%
178,000	Boeing Company			$ 15,281,300
178,000	United Technologies Corporation			16,630,540
	Total Aerospace & Defense			31,911,840
	Beverages – 2.1%
178,000	Coca-Cola Company			7,198,320
	Chemicals – 2.5%
178,000	E.I. Du Pont de Nemours and Company			8,750,480
	Communications Equipment – 1.1%
178,000	Cisco Systems, Inc.			3,721,980
	Computers & Peripherals – 1.2%
178,000	Hewlett-Packard Company			4,243,520
	Consumer Finance – 3.5%
178,000	American Express Company			12,007,880
	Diversified Financial Services – 3.1%
178,000	Bank of America Corporation			2,168,040
178,000	JPMorgan Chase & Co.			8,447,880
	Total Diversified Financial Services			10,615,920
	Diversified Telecommunication Services – 4.4%
178,000	AT&T Inc.			6,530,820
178,000	Verizon Communications, Inc.			8,748,700
	Total Diversified Telecommunication Services			15,279,520
	Food & Staples Retailing – 3.8%
178,000	Wal-Mart Stores, Inc.			13,319,740
	Health Care Providers & Services – 2.9%
178,000	UnitedHealth Group Incorporated			10,183,380
	Hotels, Restaurants & Leisure – 4.6%
158,300	McDonald’s Corporation			15,780,927
	Household Products – 4.0%
178,000	Procter & Gamble Company			13,716,680
	Industrial Conglomerates – 6.2%
165,000	3M Co.			17,541,150
178,000	General Electric Company			4,115,360
	Total Industrial Conglomerates			21,656,510
	Insurance – 4.3%
178,000	Travelers Companies, Inc.			14,985,820
	IT Services – 10.9%
178,000	International Business Machines Corporation (IBM)			37,967,400
	Machinery – 4.5%
178,000	Caterpillar, Inc.			15,480,660
	Media – 2.9%
178,000	Walt Disney Company			10,110,400
	Metals & Mining – 0.4%
178,000	Alcoa Inc.			1,516,560
	Oil, Gas & Consumable Fuels – 10.7%
178,000	Chevron Corporation			21,149,960
178,000	Exxon Mobil Corporation			16,039,580
	Total Oil, Gas & Consumable Fuels			37,189,540
	Pharmaceuticals – 7.9%
178,000	Johnson & Johnson			14,512,340
178,000	Merck & Company Inc.			7,872,940
178,000	Pfizer Inc.			5,137,080
	Total Pharmaceuticals			27,522,360
	Semiconductors & Equipment – 1.1%
178,000	Intel Corporation			3,889,300
	Software – 1.5%
178,000	Microsoft Corporation			5,092,580
	Specialty Retail – 3.6%
178,000	Home Depot, Inc.			12,420,840
	Total Common Stocks (cost $282,111,966)			334,562,157

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
	Short-Term Investments – 1.1%
	U.S. Government and Agency Obligations – 0.8%
$ 3,000	U.S. Treasury Bills, (2)	0.000%	8/15/13	$ 2,998,493
	Repurchase Agreements – 0.3%
993	Repurchase Agreement with State Street Bank, dated 3/28/13, repurchase price $992,962, collateralized by $975,000 U.S. Treasury Notes, 2.375%, due 10/31/14, value $1,017,450	0.010%	4/01/13	992,961
	Total Short-Term Investments (cost $3,991,454)			3,991,454
	Total Investments (cost $286,103,420) – 97.5%			338,553,611
	Other Assets Less Liabilities – 2.5%(3)			8,655,385
	Net Assets – 100%			$ 347,208,996

Investments in Derivatives as of March 31, 2013

Call Options Written outstanding:

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (4)	Date	Price	Value (3)
(460)	3M Co.	$(4,820,800)	4/20/13	$ 104.8000	$ (84,211)
(500)	3M Co.	(5,375,910)	4/20/13	107.5182	(44,113)
(500)	Alcoa Inc.	(436,560)	4/20/13	8.7312	(6,240)
(460)	Alcoa Inc.	(398,820)	4/20/13	8.6700	(2,434)
(460)	American Express Company	(2,938,480)	4/20/13	63.8800	(157,479)
(500)	American Express Company	(3,354,780)	4/20/13	67.0956	(64,732)
(460)	AT&T Inc.	(1,667,500)	4/20/13	36.2500	(25,417)
(500)	AT&T Inc.	(1,843,650)	4/20/13	36.8730	(12,205)
(460)	Bank of America Corporation	(522,560)	4/20/13	11.3600	(38,270)
(500)	Bank of America Corporation	(640,560)	4/20/13	12.8112	(7,684)
(500)	Bank of America Corporation	(646,840)	4/20/13	12.9368	(6,323)
(460)	Boeing Company	(3,554,880)	4/20/13	77.2800	(394,445)
(500)	Boeing Company	(4,344,000)	4/20/13	86.8800	(57,257)
(500)	Caterpillar Inc.	(4,557,500)	4/20/13	91.1500	(13,201)
(460)	Caterpillar Inc.	(4,224,180)	4/20/13	91.8300	(461)
(460)	Caterpillar Inc.	(4,252,700)	4/20/13	92.4500	(229)
(460)	Chevron Corporation	(5,379,700)	4/20/13	116.9500	(99,355)
(500)	Chevron Corporation	(6,075,630)	4/20/13	121.5126	(16,918)
(460)	Cisco Systems, Inc.	(978,871)	4/20/13	21.2798	(6,027)
(500)	Cisco Systems, Inc.	(1,105,170)	4/20/13	22.1034	(4,910)
(460)	Coca-Cola Company	(1,787,100)	4/20/13	38.8500	(73,910)
(500)	Coca-Cola Company	(1,977,000)	4/20/13	39.5400	(59,970)
(500)	Coca-Cola Company	(2,062,000)	4/20/13	41.2400	(12,877)
(460)	E.I. Du Pont de Nemours and Company	(2,199,720)	4/20/13	47.8200	(64,847)
(500)	E.I. Du Pont de Nemours and Company	(2,535,000)	4/20/13	50.7000	(10,056)
(500)	Exxon Mobil Corporation	(4,527,500)	4/20/13	90.5500	(44,911)
(460)	Exxon Mobil Corporation	(4,186,000)	4/20/13	91.0000	(10,380)
(500)	General Electric Company	(1,186,000)	4/20/13	23.7200	(8,441)
(460)	General Electric Company	(1,080,540)	4/20/13	23.4900	(3,588)
(460)	Hewlett-Packard Company	(903,440)	4/20/13	19.6400	(193,151)
(500)	Hewlett-Packard Company	(1,164,330)	4/20/13	23.2866	(52,945)
(500)	Hewlett-Packard Company	(1,185,000)	4/20/13	23.7000	(39,709)
(460)	Home Depot Inc.	(3,028,530)	4/20/13	65.8376	(181,986)
(500)	Home Depot Inc.	(3,536,850)	4/20/13	70.7370	(33,870)
(460)	Intel Corporation	(958,497)	4/20/13	20.8369	(48,069)
(500)	Intel Corporation	(1,084,260)	4/20/13	21.6852	(29,879)
(460)	International Business Machines Corporation (IBM)	(9,358,024)	4/20/13	203.4353	(462,608)
(500)	International Business Machines Corporation (IBM)	(10,873,710)	4/20/13	217.4742	(117,966)
(460)	Johnson & Johnson	(3,580,507)	4/20/13	77.8371	(170,740)
(500)	Johnson & Johnson	(4,019,310)	4/20/13	80.3862	(87,000)
(500)	Johnson & Johnson	(4,185,500)	4/20/13	83.7100	(9,220)
(500)	JPMorgan Chase & Co.	(2,525,010)	4/20/13	50.5002	(4,474)
(460)	JPMorgan Chase & Co.	(2,259,980)	4/20/13	49.1300	(1,605)
(460)	McDonald’s Corporation	(4,554,920)	4/20/13	99.0200	(50,719)
(500)	McDonald’s Corporation	(5,027,070)	4/20/13	100.5414	(46,017)
(460)	Merck & Company Inc.	(2,014,800)	4/20/13	43.8000	(27,657)
(500)	Merck & Company Inc.	(2,225,000)	4/20/13	44.5000	(24,916)
(460)	Microsoft Corporation	(1,296,740)	4/20/13	28.1900	(24,369)
(500)	Microsoft Corporation	(1,433,000)	4/20/13	28.6600	(22,409)
(460)	Pfizer Inc.	(1,271,679)	4/20/13	27.6452	(56,331)
(500)	Pfizer Inc.	(1,430,040)	4/20/13	28.6008	(27,107)
(500)	Pfizer Inc.	(1,475,000)	4/20/13	29.5000	(8,343)
(500)	Procter & Gamble Company	(3,884,160)	4/20/13	77.6832	(29,565)
(500)	Procter & Gamble Company	(3,968,500)	4/20/13	79.3700	(8,340)
(460)	Procter & Gamble Company	(3,597,200)	4/20/13	78.2000	(3,973)
(460)	Travelers Companies, Inc.	(3,754,980)	4/20/13	81.6300	(121,229)
(500)	Travelers Companies, Inc.	(4,209,030)	4/20/13	84.1806	(58,010)
(460)	United Technologies Corporation	(4,186,920)	4/20/13	91.0200	(117,795)
(500)	United Technologies Corporation	(4,731,500)	4/20/13	94.6300	(46,700)
(460)	Unitedhealth Group Inc	(2,525,400)	4/20/13	54.9000	(111,658)
(500)	Unitedhealth Group Inc	(2,805,000)	4/20/13	56.1000	(100,074)
(460)	Verizon Communications Incorporated	(2,166,140)	4/20/13	47.0900	(95,795)
(500)	Verizon Communications Incorporated	(2,486,250)	4/20/13	49.7250	(17,413)
(460)	Wal-Mart Stores, Inc.	(3,337,300)	4/20/13	72.5500	(106,824)
(500)	Wal-Mart Stores, Inc.	(3,685,000)	4/20/13	73.7000	(83,097)
(500)	Wal-Mart Stores, Inc.	(3,851,000)	4/20/13	77.0200	(9,339)
(460)	Walt Disney Company	(2,539,200)	4/20/13	55.2000	(77,791)
(500)	Walt Disney Company	(2,898,330)	4/20/13	57.9666	(17,197)
(32,760)	Total Call Options Written (premiums received $1,625,998)	$(202,677,058)			$ (4,056,781)

Total Return Swaps outstanding:

					Unrealized
			Expiration	Notional	Appreciation
Counterparty	Receive	Pay	Date	Amount	(Depreciation) (3)
Citibank N.A.	Dow Jones Industrial Average Total Return Index	12-Month USD-LIBOR-BBA less 65 basis points	6/28/13	$ 49,352,268	$9,225,485
Deutsche Bank	Dow Jones Industrial Average Total Return Index	12-Month USD-LIBOR-BBA less 59 basis points	6/28/13	49,352,268	9,202,701
					$18,428,186

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$334,562,157	$—	$—	$334,562,157
Short-Term Investments:
Repurchase Agreements	—	992,961	—	992,961
U.S. Treasury Bills	—	2,998,493	—	2,998,493
Derivatives:				—
Call Options Written	—	(4,056,781)	—	(4,056,781)
Total Return Swaps		18,428,186		18,428,186
Total	$334,562,157	$18,362,859	$—	$352,925,016

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2013, the cost of investments (excluding investments in derivatives) was $286,335,916.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2013, were as follows:
Gross unrealized:
Appreciation				$ 75,701,162
Depreciation				(23,483,467)

Net unrealized appreciation (depreciation) of investments				$ 52,217,695

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages in the Portfolio of Investments are based on net assets.

(2)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(3)

Other Assets Less Liabilities includes the Value and the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

(4)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

USD-LIBOR-BBA	United States Dollar—London Inter-Bank Offered Rate—British Bankers Association.

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dow 30SM Enhanced Premium & Income Fund Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer
(principal executive officer)

Date: May 30, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller
(principal financial officer)

Date: May 30, 2013